Net Carrying Values of Debt Securities by Contractual Maturity (Detail) - USD ($) $ in Thousands	May. 31, 2015	May. 31, 2014
Available-for-Sale Securities, amortized cost
Less than one year, amortized cost	$ 2,835
One year through five years, amortized cost	16,416
Six years through ten years, amortized cost	2,192
After ten years, amortized cost	1,232
Available-for-sale Debt Securities, Amortized Cost Basis, Total	22,675
Available-for-Sale Securities, fair value
Less than one year, fair value	2,858
One year through five years, fair value	16,395
Six years through ten years, fair value	2,227
After ten years, fair value	1,424
Marketable debt securities, carrying value	$ 22,904	$ 23,080